Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 26, 2025	Dec. 27, 2024	Dec. 29, 2023	Dec. 30, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid to our principal executive officer, or PEO, and for the average of the other NEOs and certain financial performance of the Company. For further information concerning the Company’s compensation philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis.”

			Average Summary	Average	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Compensation Table Total for Non-PEO NEOs(3)	Compensation Actually Paid to Non-PEO NEOs(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income (millions)(7)	EBITDA (millions)(8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$10,144,565	$11,329,155	$1,522,660	$1,624,826	$171.17	$91.89	$93.5	$220.0
2024	$8,857,945	$9,767,649	$1,406,662	$1,477,383	$105.78	$124.27	$141.6	$273.9
2023	$4,449,489	$4,326,157	$892,993	$844,022	$81.18	$114.36	$(1.6)	$124.1
2022	$6,130,560	$5,375,558	$843,407	$628,138	$78.74	$104.79	$97.7	$241.8
2021	$5,470,325	$5,698,163	$1,225,904	$1,264,940	$81.16	$108.31	$79.9	$206.1

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Abu-Ghazaleh (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Executive Compensation Tables – Summary Compensation Table.”
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Abu-Ghazaleh, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Abu-Ghazaleh during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Abu-Ghazaleh’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2025	$10,144,565	$(4,295,978)	$5,480,568	$11,329,155
2024	$8,857,945	$(4,000,000)	$4,909,704	$9,767,649
2023	$4,449,489	$(2,433,301)	$2,309,969	$4,326,157
2022	$6,130,560	$(3,179,283)	$2,424,281	$5,375,558
2021	$5,470,325	$(3,156,854)	$3,384,692	$5,698,163

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments PEO
2025	$5,305,595	$275,002	$—	$(256,207)	$—	$156,179	$5,480,568
2024	$5,728,232	$605,322	$—	$(152,396)	$(1,391,591)	$120,137	$4,909,704
2023	$1,987,991	$6,882	$—	$281,614	$(71,892)	$105,374	$2,309,969
2022	$2,662,790	$(109,442)	$—	$(39,811)	$(149,551)	$60,295	$2,424,281
2021	$3,174,399	$266,406	$—	$100,230	$(163,676)	$7,333	$3,384,692

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Abu-Ghazaleh) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Monica Vicente, Mohammed Abbas, Effie D. Silva and Marissa R. Tenazas; (ii) for 2023, Monica Vicente, Mohammed Abbas, Jesus Rodriguez Calvo, Effie D. Silva and Ziad Nabulsi; (iii) 2022, Monica Vicente, Mohammed Abbas, Ziad Nabulsi, Helmuth Lutty, Youssef Zakharia and Eduardo Bezerra; and (iv) for 2021, Eduardo Bezerra, Mohammed Abbas, Youssef Zakharia and Marlene M. Gordon.
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Abu-Ghazaleh), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to these NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for these NEOs for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments*	Average Compensation Actually Paid to Non-PEO NEOs
2025	$1,522,660	$(467,627)	$569,793	$1,624,826
2024	$1,406,662	$(446,366)	$517,087	$1,477,383
2023	$892,993	$314,437	$265,466	$844,022
2022	$843,407	$(136,720)	$(78,549)	$628,138
2021	$1,225,904	$(429,688)	$468,724	$1,264,940

* The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$553,983	$22,491	$—	$(19,402)	$—	$12,721	$569,793
2024	$603,181	$31,606	$—	$(5,294)	$(116,038)	$3,632	$517,087
2023	$256,893	$361	$—	$7,442	$(3,284)	$4,054	$265,466
2022	$226,694	$(6,175)	$—	$(449)	$(308,609)	$9,989	$(78,549)
2021	$434,433	$46,389	$—	$13,119	$(27,428)	$2,211	$468,724

(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the published industry index S&P 600 Food Products.
(7)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)
EBITDA is defined as net income (loss) plus interest expense, depreciation and amortization, income tax provision (benefit), and share-based compensation expense. While the Company uses several financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Abu-Ghazaleh) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Monica Vicente, Mohammed Abbas, Effie D. Silva and Marissa R. Tenazas; (ii) for 2023, Monica Vicente, Mohammed Abbas, Jesus Rodriguez Calvo, Effie D. Silva and Ziad Nabulsi; (iii) 2022, Monica Vicente, Mohammed Abbas, Ziad Nabulsi, Helmuth Lutty, Youssef Zakharia and Eduardo Bezerra; and (iv) for 2021, Eduardo Bezerra, Mohammed Abbas, Youssef Zakharia and Marlene M. Gordon.

Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the published industry index S&P 600 Food Products.
PEO Total Compensation Amount	$ 10,144,565	$ 8,857,945	$ 4,449,489	$ 6,130,560	$ 5,470,325
PEO Actually Paid Compensation Amount	$ 11,329,155	9,767,649	4,326,157	5,375,558	5,698,163
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Abu-Ghazaleh, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Abu-Ghazaleh during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Abu-Ghazaleh’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2025	$10,144,565	$(4,295,978)	$5,480,568	$11,329,155
2024	$8,857,945	$(4,000,000)	$4,909,704	$9,767,649
2023	$4,449,489	$(2,433,301)	$2,309,969	$4,326,157
2022	$6,130,560	$(3,179,283)	$2,424,281	$5,375,558
2021	$5,470,325	$(3,156,854)	$3,384,692	$5,698,163

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments PEO
2025	$5,305,595	$275,002	$—	$(256,207)	$—	$156,179	$5,480,568
2024	$5,728,232	$605,322	$—	$(152,396)	$(1,391,591)	$120,137	$4,909,704
2023	$1,987,991	$6,882	$—	$281,614	$(71,892)	$105,374	$2,309,969
2022	$2,662,790	$(109,442)	$—	$(39,811)	$(149,551)	$60,295	$2,424,281
2021	$3,174,399	$266,406	$—	$100,230	$(163,676)	$7,333	$3,384,692

Non-PEO NEO Average Total Compensation Amount	$ 1,522,660	1,406,662	892,993	843,407	1,225,904
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,624,826	1,477,383	844,022	628,138	1,264,940
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Abu-Ghazaleh), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to these NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for these NEOs for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments*	Average Compensation Actually Paid to Non-PEO NEOs
2025	$1,522,660	$(467,627)	$569,793	$1,624,826
2024	$1,406,662	$(446,366)	$517,087	$1,477,383
2023	$892,993	$314,437	$265,466	$844,022
2022	$843,407	$(136,720)	$(78,549)	$628,138
2021	$1,225,904	$(429,688)	$468,724	$1,264,940

* The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$553,983	$22,491	$—	$(19,402)	$—	$12,721	$569,793
2024	$603,181	$31,606	$—	$(5,294)	$(116,038)	$3,632	$517,087
2023	$256,893	$361	$—	$7,442	$(3,284)	$4,054	$265,466
2022	$226,694	$(6,175)	$—	$(449)	$(308,609)	$9,989	$(78,549)
2021	$434,433	$46,389	$—	$13,119	$(27,428)	$2,211	$468,724

Compensation Actually Paid vs. Total Shareholder Return

CAP vs Cumulative TSR

As illustrated by the graph, CAP for both our CEO and the non-CEO NEOs as a group was generally aligned with the Company’s cumulative TSR over the period presented because a material portion of the total direct compensation awarded to the CEO and other NEOs is in the form of at-risk, performance-based awards, and on average constituted approximately 80% of the CEO’s target direct compensation and approximately 59% of the target direct compensation for the other NEOs.

Compensation Actually Paid vs. Net Income

CAP vs Net Income

As illustrated by the graph, while CAP for both our CEO and the non-CEO NEOs generally following net income over the periods presented, the decrease in net income for 2023 was significant due to a significant non-cash impairment charge taken in 2023. While the Company does not use net income as a performance measure in the overall executive compensation program, the measure of net income is correlated with the measure EBITDA, which the Company does use when setting goals for the Company’s performance-based restricted stock unit awards to the CEO and the other NEOs.

Compensation Actually Paid vs. Company Selected Measure

CAP vs EBITDA

As illustrated by the graph, CAP for both our CEO and the non-CEO NEOs as a group was generally aligned with the Company’s EBITDA over the period presented. The Company has determined that EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link CAP to Company performance.

Total Shareholder Return Vs Peer Group

Company Cumulative TSR vs Peer Group Cumulative TSR

As illustrated by the graph, while the Company’s cumulative TSR was generally aligned with the S&P 600 Food Products Index. For more information regarding the Company’s performance and the companies that the Compensation Committee considers when determining compensation, refer to “Executive Compensation – Compensation Discussion and Analysis.”

Tabular List, Table

Financial Performance Measures

As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are based on quantifiable and objective performance goals to incentivize our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to our NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•
EBITDA
•
Net Sales
•
Earnings per Share
•
NOCF (calculated as net cash provided by operating activities divided by average shareholder’s equity)
•
Free Cash Flow (calculated as net cash provided by operating activities less net cash used in investing activities)
•
Return on Assets (calculated as calculated as EBIT divided by average assets)

Total Shareholder Return Amount	$ 171.17	105.78	81.18	78.74	81.16
Peer Group Total Shareholder Return Amount	91.89	124.27	114.36	104.79	108.31
Net Income (Loss)	$ 93,500,000	$ 141,600,000	$ (1,600,000)	$ 97,700,000	$ 79,900,000
Company Selected Measure Amount	220,000,000	273,900,000	124,100,000	241,800,000	206,100,000
PEO Name	Mr. Abu-Ghazaleh
Additional 402(v) Disclosure

Analysis of the Information Presented in the Pay versus Performance Table

As described in more detail in the section “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) (“CAP”) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Earnings per Share
Measure:: 4
Pay vs Performance Disclosure
Name	NOCF (calculated as net cash provided by operating activities divided by average shareholder’s equity)
Measure:: 5
Pay vs Performance Disclosure
Name	Free Cash Flow (calculated as net cash provided by operating activities less net cash used in investing activities)
Measure:: 6
Pay vs Performance Disclosure
Name	Return on Assets (calculated as calculated as EBIT divided by average assets)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,295,978)	$ (4,000,000)	$ (2,433,301)	$ (3,179,283)	$ (3,156,854)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,480,568	4,909,704	2,309,969	2,424,281	3,384,692
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,305,595	5,728,232	1,987,991	2,662,790	3,174,399
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	275,002	605,322	6,882	(109,442)	266,406
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(256,207)	(152,396)	281,614	(39,811)	100,230
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(1,391,591)	(71,892)	(149,551)	(163,676)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	156,179	120,137	105,374	60,295	7,333
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(467,627)	(446,366)	314,437	(136,720)	(429,688)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	569,793	517,087	265,466	(78,549)	468,724
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	553,983	603,181	256,893	226,694	434,433
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,491	31,606	361	(6,175)	46,389
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,402)	(5,294)	7,442	(449)	13,119
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(116,038)	(3,284)	(308,609)	(27,428)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 12,721	$ 3,632	$ 4,054	$ 9,989	$ 2,211